Risks Arising from Financial Instruments - Summary of Currency Transactional Risk (Detail)	12 Months Ended
	Dec. 31, 2021 Brand	Dec. 31, 2020 Brand
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	23.31	24.48
Volatility of rates	9.75%	20.83%
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.84	0.90
Volatility of rates	5.15%	9.09%
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,345.90	1,335.11
Volatility of rates	5.39%	8.74%
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.13	1.23
Volatility of rates	5.58%	7.75%
Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.35	1.36
Volatility of rates	6.36%	10.79%
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	102.75	84.14
Volatility of rates	2.95%	11.40%
US dollar to Brazilian real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	5.58	5.20
Volatility of rates	16.07%	20.51%
US dollar to Canadian dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.27	1.27
Volatility of rates	6.54%	8.25%
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	6.35	6.54
Volatility of rates	4.55%	4.34%
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3,977.14	3,438.52
Volatility of rates	10.27%	15.41%
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.88	0.81
Volatility of rates	5.58%	7.75%
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	20.58	19.95
Volatility of rates	10.71%	18.83%
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	424.89	397.72
Volatility of rates	10.67%	13.20%
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3.98	3.62
Volatility of rates	9.53%	6.95%
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	15.95	14.69
Volatility of rates	13.82%	16.99%
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,188.32	1,088.02
Volatility of rates	8.08%	8.07%
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	2,305.28	2,321.74
Volatility of rates	2.98%	5.02%
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	16.67	21.16
Volatility of rates	19.58%	12.89%
Bottom of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	21.04	19.38
Bottom of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.80	0.82
Bottom of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,273.31	1,218.41
Bottom of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.07	1.13
Bottom of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.26	1.22
Bottom of range [member] | US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	99.72	74.55
Bottom of range [member] | US dollar to Brazilian real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	4.68	4.13
Bottom of range [member] | US dollar to Canadian dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.19	1.17
Bottom of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.06	6.25
Bottom of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3,568.65	2,908.55
Bottom of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.83	0.75
Bottom of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	18.38	16.19
Bottom of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	379.56	345.23
Bottom of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.60	3.37
Bottom of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	13.74	12.19
Bottom of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,092.29	1,000.21
Bottom of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,236.69	2,205.30
Bottom of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	13.41	18.44
Top of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	25.59	29.58
Top of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.88	0.98
Top of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,418.48	1,451.81
Top of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.20	1.32
Top of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.43	1.51
Top of range [member] | US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	105.78	93.73
Top of range [member] | US dollar to Brazilian real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.48	6.26
Top of range [member] | US dollar to Canadian dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.35	1.38
Top of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.64	6.82
Top of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	4,385.62	3,968.50
Top of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.93	0.88
Top of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	22.79	23.71
Top of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	470.22	450.21
Top of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	4.35	3.87
Top of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	18.15	17.18
Top of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,284.36	1,175.84
Top of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,373.88	2,438.18
Top of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	19.93	23.89